Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.61%
Alabama: 2.64%
Education revenue: 0.31%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$975,966
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	572,467
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	829,073
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	853,601
				3,231,107
Utilities revenue: 2.33%
Black Belt Energy Gas District Series Cøø	5.25	2-1-2053	3,000,000	3,044,271
Southeast Alabama Gas Supply District Project No. 2 Series B (1 Month LIBOR+0.85%)±	4.50	6-1-2049	10,000,000	9,997,106
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	930,086
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,032,449
Southeast Energy Authority A Cooperative District Project No. 6 Series B-1 (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,050,436
				24,054,348
				27,285,455
Alaska: 0.36%
Housing revenue: 0.36%
Borough of Matanuska-Susitna State of Alaska Department of Administration	4.00	9-1-2030	3,870,000	3,720,173
Arizona: 1.59%
Education revenue: 0.27%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	312,491
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	317,909
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	285,149
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	321,198
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	221,154
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	199,152
Pima County Community College District	5.00	7-1-2035	600,000	629,469
Pima County Community College District	5.00	7-1-2036	500,000	520,676
				2,807,198
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	595,155
Health revenue: 0.07%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	346,281
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	355,331
				701,612
Miscellaneous revenue: 0.53%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	5,000,000	4,672,965
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	5.00%	7-1-2024	$190,000	$191,431
State of Arizona COP	5.00	9-1-2027	600,000	611,742
				5,476,138
Tax revenue: 0.47%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2027	450,000	452,993
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2028	700,000	704,502
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,697,487
				4,854,982
Utilities revenue: 0.19%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	1,968,713
				16,403,798
Arkansas: 0.22%
Miscellaneous revenue: 0.22%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	483,975
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	978,520
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	816,139
				2,278,634
California: 4.05%
GO revenue: 1.50%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,557,556
Compton Community College District Series C CAB¤	0.00	8-1-2029	1,565,000	1,217,646
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,704,624
New Haven Unified School District (AGC Insured)¤	0.00	8-1-2033	5,590,000	3,615,364
Patterson Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	1,936,540
Rio Hondo Community College District Series C¤	0.00	8-1-2030	2,315,000	1,748,588
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2031	2,590,000	1,842,393
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2032	2,800,000	1,906,665
				15,529,376
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	939,372	893,681
Miscellaneous revenue: 0.05%
Gold Coast Transit District COP	5.00	7-1-2027	520,000	538,782
Transportation revenue: 0.95%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.23	4-1-2036	9,810,000	9,826,786
Utilities revenue: 1.46%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,034,623
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series B-1øø	4.00%	2-1-2052	$1,500,000	$1,415,176
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	819,293
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	607,021
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,202,577
City of Victorville Electric Revenue Series A	5.00	5-1-2033	500,000	542,633
City of Victorville Electric Revenue Series A	5.00	5-1-2034	500,000	541,884
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,381,031
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,510,120
				15,054,358
				41,842,983
Colorado: 1.38%
Airport revenue: 0.31%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,395,104
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	718,998
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	609,459
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	532,247
				3,255,808
GO revenue: 0.22%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,294,701
Tax revenue: 0.25%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	915,501
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	622,003
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,040,645
				2,578,149
Utilities revenue: 0.55%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	5,656,073
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	504,610
				14,289,341
Connecticut: 1.56%
Education revenue: 0.21%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	472,443
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2030	1,745,000	1,712,589
				2,185,032
GO revenue: 0.90%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	1,973,376
State of Connecticut Series B	4.00	6-1-2034	750,000	758,791
State of Connecticut Series F	5.00	11-15-2032	300,000	304,975
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,178,394
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Town of Hamden Series A (BAM Insured)	5.00%	8-15-2026	$2,000,000	$2,045,538
Town of Hamden Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,241,419
Town of Hamden Series A (BAM Insured)	5.00	8-15-2029	500,000	517,409
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,236,249
				9,256,151
Health revenue: 0.26%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	922,320
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,788,664
				2,710,984
Tax revenue: 0.19%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	961,194
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,016,638
				1,977,832
				16,129,999
Delaware: 0.20%
Education revenue: 0.20%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,076,991
District of Columbia: 0.87%
GO revenue: 0.45%
District of Columbia Series C	5.00	6-1-2034	3,000,000	3,016,811
District of Columbia Series C	5.00	6-1-2035	1,620,000	1,627,709
				4,644,520
Miscellaneous revenue: 0.07%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	739,786
Tax revenue: 0.22%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	712,751
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	641,147
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	976,723
				2,330,621
Transportation revenue: 0.13%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,302,810
				9,017,737
Florida: 6.79%
Airport revenue: 0.55%
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,542,340
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
County of Miami-Dade Aviation Revenue Series A	5.00%	10-1-2041	$2,000,000	$1,994,620
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,159,017
				5,695,977
Health revenue: 1.04%
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	3,937,353
Lee Memorial Health System Obligated Group Series A-1	5.00	4-1-2036	4,500,000	4,638,321
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	509,627
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,677,489
				10,762,790
Miscellaneous revenue: 2.26%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,061,456
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,630,533
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	615,461
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	529,201
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,123,778
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	2,000,000	2,123,653
Duval County Public Schools Series B	5.00	7-1-2028	2,500,000	2,541,702
Duval County Public Schools Series B	5.00	7-1-2029	5,000,000	5,080,871
Monroe County School District Series A	5.00	6-1-2034	1,500,000	1,579,178
Monroe County School District Series A	5.00	6-1-2035	1,000,000	1,050,092
Village Community Development District No. 15 144A	4.85	5-1-2038	1,000,000	963,508
				23,299,433
Tax revenue: 0.30%
Polk County School District	5.00	10-1-2033	2,915,000	3,111,584
Transportation revenue: 0.45%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	386,516
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	410,024
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	609,791
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	529,536
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,468,837
Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,250,170
				4,654,874
Utilities revenue: 0.16%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	534,744
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,085,409
				1,620,153
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.03%
North Sumter County Utility Dependent District (BAM Insured)	5.00%	10-1-2031	$500,000	$534,123
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,013,183
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,360,986
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	920,307
Tohopekaliga Water Authority 144A	5.00	10-1-2025	12,000,000	12,305,956
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	427,418
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	217,286
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	864,285
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	974,144
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	806,748
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,561,466
				20,985,902
				70,130,713
Georgia: 3.63%
Health revenue: 0.49%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)øø	4.05	4-1-2034	5,000,000	5,000,000
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	449,292
Utilities revenue: 3.10%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,053,039
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,143,322
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,838,429
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,871,030
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,582,249
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	4,958,784
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,029,350
Main Street Natural Gas, Inc. Series Døø	5.00	12-1-2054	1,000,000	990,658
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	5,000,000	5,056,760
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,420,048
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	540,823
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	955,534
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2035	$600,000	$615,250
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	957,293
				32,012,569
				37,461,861
Guam: 0.16%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2023	400,000	400,000
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,213,930
				1,613,930
Hawaii: 0.10%
Airport revenue: 0.10%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	478,080
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	563,691
				1,041,771
Illinois: 16.67%
Airport revenue: 1.00%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,754,558
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	1,976,383
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,241,329
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,766,433
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	947,533
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,593,953
				10,280,189
Education revenue: 0.74%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2034	440,000	382,453
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group 144A	4.00	10-1-2035	1,025,000	869,500
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	743,659
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,527,541
Illinois Finance Authority Illinois Wesleyan University	5.00	9-1-2026	680,000	690,955
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	460,365
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	416,602
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	693,954
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2029	$400,000	$384,752
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	496,290
				7,666,071
GO revenue: 4.73%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,258,716
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,817,955
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,044,070
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,047,830
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,743,787
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,606,982
Chicago Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,004,097
City of Chicago Series A	5.00	1-1-2039	1,000,000	996,308
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,877,882
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,023,261
City of Waukegan Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,029,712
Cook County Community College District No. 508	5.25	12-1-2025	1,665,000	1,665,897
Cook County Community College District No. 508	5.25	12-1-2027	1,295,000	1,295,244
Cook County Community College District No. 508	5.25	12-1-2028	1,250,000	1,250,078
Cook County Community College District No. 508	5.25	12-1-2030	3,000,000	2,973,622
Cook County Community College District No. 508	5.25	12-1-2031	3,200,000	3,160,616
County of Cook	5.00	11-15-2034	1,300,000	1,330,325
County of Cook Series A	5.00	11-15-2029	1,000,000	1,029,514
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	422,072
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	269,290
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	652,810
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,732,788
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	641,244
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	415,186
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	465,069
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	512,954
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	521,865
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	590,696
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	603,069
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	476,084
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	523,868
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	472,913
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,050,316
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	301,410
				48,807,530
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.33%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00%	8-15-2034	$1,000,000	$1,024,642
Illinois Finance Authority Edward-Elmhurst Healthcare Obligated Group Series A	5.00	1-1-2026	1,000,000	1,024,976
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	802,038
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	530,117
				3,381,773
Housing revenue: 4.59%
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	998,055
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	7,724,573
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤##	0.00	12-15-2029	33,200,000	25,066,110
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	9,233,883
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	947,417
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,548,345
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	919,781
Peoria Public Building Commission Peoria City School District No. 150 (BAM Insured)	5.00	12-1-2024	1,000,000	1,013,394
				47,451,558
Miscellaneous revenue: 0.24%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.92	11-1-2034	1,480,000	1,471,827
Northern Illinois University (AGM Insured)	5.00	9-1-2024	1,000,000	1,006,183
				2,478,010
Tax revenue: 3.44%
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	3,000,000	3,006,451
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,133,530
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,149,657
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,201,591
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,669,075
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,505,883
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,018,676
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,013,390
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,116,661
Sales Tax Securitization Corp. Series A	5.00	1-1-2029	1,000,000	1,046,986
Sales Tax Securitization Corp. Series C%%	5.00	1-1-2035	2,500,000	2,627,947
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,921,040
Southwestern Illinois Development Authority	5.00	3-1-2025	2,495,000	2,152,740
				35,563,627
Transportation revenue: 0.41%
Illinois State Toll Highway Authority Series A	5.00	1-1-2037	1,250,000	1,314,701
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Illinois State Toll Highway Authority Series A	5.00%	1-1-2038	$1,355,000	$1,412,492
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,500,000	1,500,525
				4,227,718
Water & sewer revenue: 1.19%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2027	2,865,000	2,868,678
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2032	1,000,000	1,000,018
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2033	1,000,000	999,818
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2034	1,000,000	991,100
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	1,500,000	1,474,896
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,085,697
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2033	1,000,000	1,004,549
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	1,825,319
				12,250,075
				172,106,551
Indiana: 1.07%
Airport revenue: 0.12%
Indianapolis Local Public Improvement Bond Bank Series I-2	5.00	1-1-2033	1,120,000	1,194,574
Health revenue: 0.33%
Indiana Finance Authority Indiana University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,376,330
Housing revenue: 0.29%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,043,272
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	902,578
				2,945,850
Industrial development revenue: 0.24%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,516,133
Utilities revenue: 0.09%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	972,717
				11,005,604
Iowa: 0.52%
Housing revenue: 0.23%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,368,805
Utilities revenue: 0.29%
PEFA, Inc. øø	5.00	9-1-2049	3,000,000	2,992,783
				5,361,588
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.11%
Tax revenue: 0.11%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00%	9-1-2034	$3,030,000	$1,109,909
Kentucky: 0.42%
Education revenue: 0.14%
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2030	170,000	168,268
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2031	260,000	255,301
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2032	230,000	222,160
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2033	180,000	173,099
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2035	460,000	435,031
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2036	235,000	219,659
				1,473,518
Health revenue: 0.06%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	613,124
Miscellaneous revenue: 0.12%
Kentucky Interlocal School Transportation Association	4.00	3-1-2033	1,300,000	1,239,899
Transportation revenue: 0.10%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,059,351
				4,385,892
Louisiana: 2.21%
Airport revenue: 0.27%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2035	2,000,000	2,061,564
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2033	750,000	770,921
				2,832,485
Education revenue: 0.57%
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,376,303
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,498,438
				5,874,741
Miscellaneous revenue: 0.17%
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	850,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	510,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	425,000
				1,785,000
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.20%
Jefferson Sales Tax District Series B (AGM Insured)	5.00%	12-1-2031	$1,000,000	$1,036,653
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,035,491
				2,072,144
Transportation revenue: 0.30%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,020,540
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,020,340
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,019,940
				3,060,820
Water & sewer revenue: 0.70%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,051,923
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	731,125
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	632,545
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	394,668
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	316,791
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	316,067
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	496,004
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	594,895
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,640,577
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series A	5.00	2-1-2030	1,000,000	1,003,314
				7,177,909
				22,803,099
Maine: 0.78%
Education revenue: 0.51%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,041,322
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,229,986
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,451,636
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,525,128
				5,248,072
Health revenue: 0.27%
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	4.00	7-1-2036	800,000	751,307
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	4.00%	7-1-2037	$1,150,000	$1,070,461
Maine Health & Higher Educational Facilities Authority MaineHealth Obligated Group Series A	5.00	7-1-2035	1,000,000	1,041,523
				2,863,291
				8,111,363
Maryland: 0.62%
Education revenue: 0.41%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,481,004
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	410,000	409,977
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	444,896
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	412,057
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	444,725
				4,192,659
Health revenue: 0.08%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	850,510
Tax revenue: 0.13%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	480,000	462,996
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	915,388
				1,378,384
				6,421,553
Massachusetts: 0.10%
Health revenue: 0.10%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	541,750
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	511,979
				1,053,729
Michigan: 3.57%
Airport revenue: 0.14%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	828,136
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	619,479
				1,447,615
Education revenue: 0.46%
Flint International Academy	5.50	10-1-2027	1,625,000	1,586,011
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Michigan State University Series B	5.00%	2-15-2036	$1,325,000	$1,386,008
Western Michigan University	5.25	11-15-2029	1,000,000	1,001,472
Western Michigan University (AGM Insured)	5.25	11-15-2033	750,000	751,104
				4,724,595
GO revenue: 0.35%
County of Kent	5.00	6-1-2030	1,040,000	1,070,536
Pinckney Community Schools (SBLF Insured)	5.00	5-1-2026	2,505,000	2,516,664
				3,587,200
Health revenue: 0.27%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	2,845,776
Miscellaneous revenue: 0.29%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.00	10-1-2024	3,000,000	2,966,740
Water & sewer revenue: 2.06%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,434,396
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2035	2,750,000	2,763,067
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2037	2,000,000	2,005,426
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	12,000,000	12,061,399
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,005,217
				21,269,505
				36,841,431
Minnesota: 0.05%
Health revenue: 0.05%
City of Rochester Mayo Clinic ø	3.71	11-15-2047	500,000	500,000
Mississippi: 0.56%
Health revenue: 0.29%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,007,888
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,000,878
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	989,200
				2,997,966
Water & sewer revenue: 0.27%
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2026	525,000	531,860
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	440,684
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
West Rankin Utility Authority (AGM Insured)	5.00%	1-1-2034	$750,000	$759,801
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,013,067
				2,745,412
				5,743,378
Missouri: 0.68%
Education revenue: 0.24%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,424,521
Health revenue: 0.20%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,091,571
Miscellaneous revenue: 0.24%
Poplar Bluff R-I School District Series I (AGM Insured)	5.00	3-1-2032	1,500,000	1,504,428
Poplar Bluff R-I School District Series I (AGM Insured)	5.00	3-1-2034	1,000,000	1,002,992
				2,507,420
				7,023,512
Nebraska: 0.30%
Health revenue: 0.10%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,063,688
Utilities revenue: 0.20%
Central Plains Energy Project No.4 øø	5.00	3-1-2050	2,000,000	2,006,753
				3,070,441
Nevada: 0.68%
GO revenue: 0.66%
City of Las Vegas Series A	5.00	5-1-2031	1,985,000	1,994,468
Clark County School District Series A	4.00	6-15-2034	5,000,000	4,815,465
				6,809,933
Miscellaneous revenue: 0.02%
City of Las Vegas Special Improvement District No. 607	4.25	6-1-2024	200,000	199,838
				7,009,771
New Hampshire: 0.23%
Housing revenue: 0.23%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13	1-20-2034	2,363,911	2,198,813
New Hampshire HFA Series E AMT	4.80	7-1-2028	150,000	152,189
				2,351,002
New Jersey: 2.81%
Airport revenue: 0.21%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,157,703
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.36%
City of Trenton (BAM Insured)	5.00%	12-1-2024	$1,775,000	$1,798,169
City of Trenton (BAM Insured)	5.00	12-1-2025	1,860,000	1,906,012
				3,704,181
Housing revenue: 1.61%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,248,133
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	405,080
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	2,500,000	2,556,400
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,382,043
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,457,086
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,047,362
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,521,587
				16,617,691
Miscellaneous revenue: 0.10%
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,052,918
Tax revenue: 0.53%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,092,410
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,362,730
				5,455,140
				28,987,633
New Mexico: 1.32%
GO revenue: 0.12%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,214,531
Industrial development revenue: 0.20%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,087,900
Miscellaneous revenue: 1.00%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,298,130
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,002,614
				10,300,744
				13,603,175
New York: 7.94%
Airport revenue: 0.51%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,212,131
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,036,893
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,049,906
				5,298,930
Education revenue: 1.90%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	1,912,381
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00%	7-1-2027	$335,000	$338,213
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,135,789
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,416,048
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,705,764
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,605,452
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,652,621
Monroe County Industrial Development Corp. Monroe Community College Association, Inc. (AGM Insured)	5.00	1-15-2024	905,000	907,537
Westchester County Local Development Corp. Pace University Series Bøø	4.78	5-1-2044	1,910,000	1,910,000
				19,583,805
GO revenue: 0.39%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,587,765
City of Yonkers Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,091,426
City of Yonkers Series F (BAM Insured)	5.00	11-15-2035	425,000	464,067
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	484,547
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	452,630
				4,080,435
Industrial development revenue: 0.08%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	861,019
Tax revenue: 2.68%
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,072,587
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,037,915
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,800,994
New York Convention Center Development Corp. Hotel Unit Fee Revenue	5.00	11-15-2028	8,000,000	8,089,896
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,068,083
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	4,687,402
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	2,871,153
				27,628,030
Transportation revenue: 2.17%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,205,025
Metropolitan Transportation Authority Series B	5.25	11-15-2037	1,000,000	999,962
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	11,540,000	11,670,357
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series D	5.00%	11-15-2031	$3,415,000	$3,467,102
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	2,000,000	2,014,825
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,023,903
				22,381,174
Utilities revenue: 0.18%
New York State Energy Research & Development Authority New York State Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	1,891,490
Water & sewer revenue: 0.03%
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	304,350
				82,029,233
Ohio: 1.84%
Education revenue: 0.56%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	331,505
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	934,713
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,052,799
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,083,866
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,266,135
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,137,901
				5,806,919
Health revenue: 0.10%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,069,548
Housing revenue: 0.29%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	511,847
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	613,586
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,275,443
RiverSouth Authority Series A	5.75	12-1-2027	550,000	541,582
				2,942,458
Miscellaneous revenue: 0.09%
Warrensville Heights City School District Series B (BAM Insured)	4.00	12-1-2037	1,000,000	880,461
Tobacco revenue: 0.19%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	1,982,344
Utilities revenue: 0.61%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	704,662
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	985,036
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	653,789
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00%	8-1-2049	$3,000,000	$3,009,793
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	919,409
				6,272,689
				18,954,419
Oklahoma: 3.47%
Education revenue: 0.07%
Oklahoma State University Series A	4.00	9-1-2036	750,000	705,893
Housing revenue: 3.16%
Cache Educational Facilities Authority Comanche County Independent School District No. 1 Cache Series A	5.00	9-1-2025	3,055,000	3,107,804
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2027	2,000,000	2,045,514
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,235,021
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,030,471
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,034,524
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,327,043
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	727,131
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	414,571
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	257,772
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	692,368
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,684,956
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2026	1,230,000	1,268,464
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,278,857
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,018,477
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,267,315
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2025	500,000	508,919
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,179,722
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	2,819,706
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,712,158
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	526,648
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 19

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00%	6-1-2031	$520,000	$548,098
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	579,764
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	436,677
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2033	800,000	770,104
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	596,935
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	759,814
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2036	1,000,000	915,105
Tulsa County Industrial Authority Independent School District No. 13 Glenpool Series A	5.00	9-1-2025	880,000	897,321
				32,641,259
Tax revenue: 0.24%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,162,675
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,289,918
				2,452,593
				35,799,745
Oregon: 0.51%
Airport revenue: 0.22%
Port of Portland Airport Revenue Series 2023-XL0443	5.00	7-1-2033	530,000	567,726
Port of Portland Airport Revenue Series 2023-XL0443	5.00	7-1-2037	705,000	737,251
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	542,262
Port of Portland Airport Revenue Series 26-A	5.00	7-1-2033	400,000	428,473
				2,275,712
Health revenue: 0.29%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,434,367
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,512,692
				2,947,059
				5,222,771
Pennsylvania: 11.68%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	327,635
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	464,392
				792,027
Education revenue: 0.73%
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	1,230,000	1,214,541
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Northampton County General Purpose Authority Lafayette College	5.00%	11-1-2027	$1,000,000	$1,045,452
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	879,865
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	656,699
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	475,000	475,601
State Public School Building Authority Community College of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,262,389
State Public School Building Authority Community College of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,023,888
				7,558,435
GO revenue: 4.64%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,141,667
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,091,535
City of Philadelphia Series A	5.25	7-15-2029	4,410,000	4,424,239
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,033,242
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,231,031
Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,462,701
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,009,614
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,094,379
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,049,477
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,763,583
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,401,686
School District of Philadelphia Series C	5.00	9-1-2033	6,180,000	6,514,679
School District of Philadelphia Series F	5.00	9-1-2028	5,000,000	5,112,408
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,120,674
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,263,110
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,633,430
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	522,462
				47,869,917
Health revenue: 1.56%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,856,324
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	157,610
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2025	1,340,000	1,349,862
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2026	1,370,000	1,378,798
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2027	1,225,000	1,232,720
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,580,914
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	919,077
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 21

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA UPMC Obligated Group Series A	4.00%	11-15-2037	$2,540,000	$2,353,291
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2031	1,000,000	1,054,679
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2034	1,650,000	1,737,593
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2035	1,450,000	1,523,110
				16,143,978
Housing revenue: 0.79%
Delaware County Vocational & Technical School Authority Intermediate Unit (BAM Insured)	5.25	11-1-2033	2,000,000	2,001,873
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,457,955
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,990,000	2,080,326
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	343,980
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	652,477
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	364,296
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	805,975
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	503,522
				8,210,404
Miscellaneous revenue: 1.63%
Commonwealth of Pennsylvania Series A	5.00	7-1-2029	480,000	504,278
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,789,621
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,885,995
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,106,875
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,592,221
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,770,871
State Public School Building Authority School District of Philadelphia Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,134,686
				16,784,547
Tax revenue: 0.21%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	705,684
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	755,061
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	750,993
				2,211,738
Tobacco revenue: 0.76%
Commonwealth Financing Authority	5.00	6-1-2027	2,500,000	2,578,094
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue(continued)
Commonwealth Financing Authority	5.00%	6-1-2028	$2,500,000	$2,597,373
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	2,719,498
				7,894,965
Transportation revenue: 0.95%
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2031	5,000,000	5,178,461
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,604,956
				9,783,417
Water & sewer revenue: 0.33%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,571,266
City of Philadelphia Water & Wastewater Revenue Series B	5.00	11-1-2033	1,760,000	1,829,097
				3,400,363
				120,649,791
South Carolina: 1.68%
Education revenue: 0.57%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	708,698
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,904,833
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,176,036
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.00	11-1-2033	1,090,000	1,120,952
				5,910,519
Miscellaneous revenue: 0.10%
Laurens County School District No. 055	5.00	12-1-2025	1,000,000	1,018,493
Utilities revenue: 1.01%
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	6,818,739
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,645,154
				10,463,893
				17,392,905
Tennessee: 1.30%
Airport revenue: 0.25%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,600,819
Housing revenue: 0.17%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2023	750,000	750,000
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,011,906
				1,761,906
Utilities revenue: 0.88%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,046,969
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 23

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00%	5-1-2053	$3,500,000	$3,491,865
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,477,500
				9,016,334
				13,379,059
Texas: 5.05%
Airport revenue: 0.74%
City of Houston Airport System Revenue Series D	5.00	7-1-2033	3,010,000	3,146,275
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,081,502
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,459,631
				7,687,408
GO revenue: 2.19%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,289,573
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	673,823
City of San Antonio	5.00	8-1-2036	3,990,000	4,149,821
County of Denton	5.00	7-15-2030	1,000,000	1,008,615
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,045,472
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,167,147
Crane County Water District	5.00	2-15-2026	1,000,000	1,015,883
Crane County Water District	5.00	2-15-2030	1,130,000	1,143,287
Crane County Water District	5.00	2-15-2031	1,000,000	1,011,758
El Paso County Hospital District	5.00	8-15-2028	2,045,000	2,045,460
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,250,840
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,020,738
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	686,059
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,073,581
				22,582,057
Health revenue: 0.21%
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,177,535
Housing revenue: 0.05%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	521,827
Miscellaneous revenue: 0.10%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,016,223
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA (BAM Insured)	4.00	9-1-2031	1,540,000	1,541,542
Transportation revenue: 0.75%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,567,702
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00%	12-31-2035	$3,000,000	$3,088,129
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,080,597
				7,736,428
Utilities revenue: 0.65%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,231,428
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,533,363
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,555,437
City of Weatherford Utility System Revenue (AGM Insured)	5.00	9-1-2026	375,000	381,833
				6,702,061
Water & sewer revenue: 0.21%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,215,939
Trinity River Authority	4.00	2-1-2027	1,000,000	1,004,160
				2,220,099
				52,185,180
Utah: 0.28%
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation 144A	4.50	6-15-2027	715,000	688,527
Housing revenue: 0.22%
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,594,177
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	660,847
				2,255,024
				2,943,551
Virginia: 0.15%
Tax revenue: 0.15%
Greater Richmond Convention Center Authority	5.00	6-15-2025	1,000,000	1,018,121
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				1,603,551
Washington: 3.96%
Education revenue: 0.10%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,006,645
GO revenue: 1.86%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	799,313
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,636,564
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,752,316
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 25

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
King County Public Hospital District No. 1	5.00%	12-1-2032	$2,905,000	$2,941,351
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,129,021
				19,258,565
Health revenue: 0.25%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,377,669
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,183,678
				2,561,347
Housing revenue: 1.33%
King County Housing Authority	4.00	6-1-2026	560,000	555,236
King County Housing Authority	4.00	12-1-2026	430,000	426,417
King County Housing Authority	4.00	6-1-2027	590,000	584,600
King County Housing Authority	4.00	12-1-2027	400,000	396,639
King County Housing Authority	4.00	6-1-2028	360,000	355,573
King County Housing Authority	4.00	12-1-2028	375,000	370,236
King County Housing Authority	4.00	12-1-2029	960,000	945,307
King County Housing Authority	4.00	12-1-2030	575,000	561,578
King County Housing Authority	4.00	12-1-2031	450,000	434,264
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,030,529
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,606,641
Snohomish County Housing Authority	5.00	4-1-2034	655,000	680,323
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,790,005
				13,737,348
Miscellaneous revenue: 0.16%
State of Washington Series B	5.00	7-1-2037	1,585,000	1,646,968
Resource recovery revenue: 0.26%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,133,837
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,561,104
				2,694,941
				40,905,814
West Virginia: 0.61%
Health revenue: 0.14%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	384,142
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,004,277
				1,388,419
See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.47%
West Virginia EDA Lottery Excess Lottery Revenue Series A		5.00%	7-1-2038	$2,980,000	$3,084,476
West Virginia Lottery Excess Lottery Revenue Series A		5.00	7-1-2029	1,755,000	1,788,589
					4,873,065
					6,261,484
Wisconsin: 3.89%
GO revenue: 0.58%
City of Milwaukee Series B4 (AGM Insured)		5.00	4-1-2038	1,495,000	1,512,754
City of Milwaukee Series N3 (AGM Insured)		5.00	4-1-2033	4,190,000	4,439,390
					5,952,144
Health revenue: 2.06%
Wisconsin HEFA Ascension Health Credit Group Series A		4.00	11-15-2039	14,975,000	13,707,754
Wisconsin HEFA Ascension Health Credit Group Series A		5.00	11-15-2035	5,000,000	5,083,390
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A		5.00	12-1-2039	1,000,000	996,449
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø		4.80	2-15-2050	1,500,000	1,500,000
					21,287,593
Housing revenue: 1.09%
Milwaukee RDA Milwaukee Board of School Directors		5.00	11-15-2029	420,000	433,391
Milwaukee RDA Milwaukee Board of School Directors		5.00	11-15-2030	635,000	654,305
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,116,373
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,714,352
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,090,074
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,084,043
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,074,250
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,063,870
					11,230,658
Miscellaneous revenue: 0.16%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	749,870
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	905,759
					1,655,629
					40,126,024
Total municipal obligations (Cost $1,070,109,949)					1,018,236,544
Total investments in securities (Cost $1,070,109,949)	98.61%				1,018,236,544
Other assets and liabilities, net	1.39				14,319,543
Total net assets	100.00%				$1,032,556,087

See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund  | 27

Portfolio of investments—September 30, 2023 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
28 | Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,018,236,544	$0	$1,018,236,544
Total assets	$0	$1,018,236,544	$0	$1,018,236,544
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund  | 29